Schwab Strategic Trust
Schwab Ariel ESG ETF

Portfolio Holdings as of December 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.7% OF NET ASSETS

Automobiles & Components 3.0%
BorgWarner, Inc.	7,654	243,321
Gentex Corp.	16,038	460,772
Phinia, Inc.	1,532	73,796
		777,889

Banks 1.6%
M&T Bank Corp.	2,194	412,494

Capital Goods 14.4%
Generac Holdings, Inc. *	3,716	576,166
Kennametal, Inc.	17,641	423,737
Masco Corp.	3,924	284,765
Middleby Corp. *	3,628	491,412
nVent Electric PLC	7,631	520,129
Resideo Technologies, Inc. *	27,119	625,093
Sensata Technologies Holding PLC	7,890	216,186
Simpson Manufacturing Co., Inc.	1,605	266,157
Snap-on, Inc.	962	326,580
		3,730,225

Commercial & Professional Services 6.9%
Brady Corp., Class A	3,840	283,584
Brink's Co.	9,276	860,535
Dun & Bradstreet Holdings, Inc.	33,287	414,756
Korn Ferry	3,269	220,494
		1,779,369

Consumer Discretionary Distribution & Retail 1.8%
CarMax, Inc. *	3,237	264,657
Leslie's, Inc. *	94,867	211,553
		476,210

Consumer Durables & Apparel 2.5%
Mattel, Inc. *	24,145	428,091
Mohawk Industries, Inc. *	1,930	229,921
		658,012

Consumer Services 16.3%
ADT, Inc.	43,667	301,739
Adtalem Global Education, Inc. *	3,402	309,072
Lindblad Expeditions Holdings, Inc. *	91,355	1,083,470
Norwegian Cruise Line Holdings Ltd. *	45,153	1,161,787
OneSpaWorld Holdings Ltd.	67,769	1,348,603
		4,204,671

Financial Services 14.5%
Fiserv, Inc. *	4,681	961,571
Goldman Sachs Group, Inc.	1,071	613,276
KKR & Co., Inc.	4,416	653,171
Lazard, Inc., Class A	9,190	473,101
SECURITY	NUMBER OF SHARES	VALUE ($)
Northern Trust Corp.	5,906	605,365
WEX, Inc. *	2,511	440,228
		3,746,712

Food, Beverage & Tobacco 0.8%
J.M. Smucker Co.	1,982	218,258

Health Care Equipment & Services 3.7%
Envista Holdings Corp. *	16,871	325,442
Labcorp Holdings, Inc.	1,405	322,195
Zimmer Biomet Holdings, Inc.	2,958	312,453
		960,090

Household & Personal Products 0.8%
Reynolds Consumer Products, Inc.	7,446	200,967

Insurance 4.0%
Aflac, Inc.	2,356	243,704
First American Financial Corp.	9,286	579,818
Progressive Corp.	824	197,439
		1,020,961

Materials 1.3%
Axalta Coating Systems Ltd. *	9,909	339,086

Media & Entertainment 6.8%
Interpublic Group of Cos., Inc.	9,821	275,184
Madison Square Garden Entertainment Corp., Class A *	8,306	295,694
Madison Square Garden Sports Corp. *	1,536	346,644
Manchester United PLC, Class A *	22,265	386,298
Paramount Global, Class B	13,461	140,802
Sphere Entertainment Co. *	8,036	324,012
		1,768,634

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
Bio-Rad Laboratories, Inc., Class A *	1,098	360,704
Charles River Laboratories International, Inc. *	2,306	425,687
Prestige Consumer Healthcare, Inc. *	7,219	563,732
		1,350,123

Real Estate Management & Development 4.0%
CBRE Group, Inc., Class A *	3,661	480,653
Jones Lang LaSalle, Inc. *	2,150	544,251
		1,024,904

Software & Services 2.8%
Fair Isaac Corp. *	236	469,859
Hackett Group, Inc.	8,037	246,897
		716,756

Schwab Ariel ESG ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 8.3%
Keysight Technologies, Inc. *	2,650	425,669
Knowles Corp. *	21,591	430,309
Littelfuse, Inc.	1,509	355,596
Motorola Solutions, Inc.	800	369,784
Zebra Technologies Corp., Class A *	1,474	569,288
		2,150,646
Total Common Stocks (Cost $21,895,873)		25,536,007

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (a)	342,087	342,087
Total Short-Term Investments (Cost $342,087)		342,087
Total Investments in Securities (Cost $22,237,960)		25,878,094

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$25,536,007	$—	$—	$25,536,007
Short-Term Investments[1]	342,087	—	—	342,087
Total	$25,878,094	$—	$—	$25,878,094

[1]	As categorized in the Portfolio Holdings.

Schwab Ariel ESG ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments —Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2024, are disclosed in each fund’s Portfolio Holdings.
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